Transactions and Balances with Related Parties	12 Months Ended
Dec. 31, 2023
Transactions and Balances with Related Parties
Transactions and Balances with Related Parties
14.	Transactions and Balances with Related Parties

The Group has entered into technical management agreements with Kyklades Maritime Corporation (“Kyklades,” “KMC” or the “Management Company”) as technical manager. Kyklades provides the vessels with a wide range of shipping services such as technical support, maintenance and insurance consulting in exchange for a daily fee of $900 per vessel, which is reflected under management fees in the consolidated statements of profit or loss and other comprehensive income.

Related party balances’ analysis

The below table presents the Group’s outstanding balances due (to)/from related parties:

As of December 31,	2023	2022
Kyklades Maritime Corporation	(659,974)	449,629
Total	(659,974)	449,629

Amounts due to the Management Company as of December 31, 2023 of $659,974 as compared to amounts due from the Management Company as of December 31, 2022 of $449,629 represent expenses paid by the Management Company on behalf of the Company / advances from the Company to the Management Company, per the terms of the respective vessel technical management agreements.

All balances noted above are unsecured, interest-free, with no fixed terms of payment and repayable on demand.

Related party transactions’ analysis

The below table presents the Group’s transactions with its related parties:

For the years ended December 31,	2023	2022	2021
Management fees
Kyklades Maritime Corporation	4,599,000	4,381,200	5,425,200
Total	4,599,000	4,381,200	5,425,200

KMC solely administers the transactions on behalf of OET’s subsidiaries, without recharging any expenditure back to the ship owning companies. All operating expenses are being incurred and charged directly to OET’s subsidiary companies.

The below table presents an analysis of all payments executed by KMC on behalf of the Group:

For the years ended December 31,	2023	2022	2021
Crew wages	21,043,047	18,572,373	22,411,827
Other crew expenses	3,639,086	3,357,800	3,555,432
Stores	3,864,683	3,098,044	2,999,210
Technical expenses	8,647,728	5,611,199	6,274,107
Insurance	2,717,938	3,193,137	2,490,958
Health, Safety, Quality, Environmental (HSQE) expenses	592,246	525,210	672,704
Other	801,196	931,952	1,416,495
Total	41,305,924	35,289,715	39,820,733

Key management and Directors’ remuneration

Each of the Group’s directors, except for the Chairman of the Board of Directors, is entitled to an annual fee of $75,000. Directors’ fees for the years ended December 31, 2023, 2022 and 2021 amounted to $450,000, $450,000 and $418,900, respectively. In addition, each director is entitled to reimbursement for travelling and other minor out-of-pocket expenses.

Furthermore, OET Chartering Inc. and OET provide compensation to members of key management personnel, which currently comprise of its Chief Executive Officer, Chief Financial Officer, and Chief Operating Officer. The remuneration structure comprises salaries, bonuses, insurance cover (also covering the members of the Board of Directors), telecommunications and other expenses which are minor in nature (e.g., travel expenses). For the years ended December 31, 2023, 2022 and 2021, key management personnel remuneration, covering all the above amounted to $3,588,185, $1,704,665 and $2,071,165. There was no amount payable related to key management remuneration as of December 31, 2023, 2022 and 2021.

None of the members of the administrative, management or supervisory bodies of the Group have any service contracts with Okeanis Eco Tankers Corp. or any of its subsidiaries in the Group providing for benefits upon termination of employment.

Amendments to management agreements

Technical management agreements

On November 1, 2023, the Company amended and restated its technical management agreements with KMC. The amended and restated technical management agreements, among others, retain the right to terminate for convenience, subject to a 36-month advance written notice, in addition to either party being able to terminate for cause. Furthermore, KMC has the right to terminate each technical management agreement, subject to 30-days advance written notice, in the event of a change of control of the relevant shipowning entity without KMC’s consent. In each case, unless the cause for termination is KMC’s failure to meet its obligations under the relevant technical management agreement, the Company is required to continue payment of the management fees thereunder for 36 months from the termination date (or, if a notice of termination for convenience has preceded such for cause termination, 36 months from the date of such notice). If required by KMC, the daily fee may be increased in line with the relevant annual inflation rates.

Shared Services Agreement

On November 1, 2023, our wholly owned subsidiary, OET Chartering Inc., entered into a shared services agreement with KMC to document the mutual exchange of business support in respect of the management of our vessels by way of corporate, accounting, financial and other operational and administrative services. The shared services agreement does not provide for any additional fee payable. The agreement may be terminated by either party thereto (i) for cause, immediately upon written notice or (ii) for any other reason, upon two months’ written notice.